Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowing Costs [Abstract]
Summary of Other Loans and Borrowings

Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Refundable and conditional advances	3,407	3,229	3,229
Bank loans	3,488	3,964	2,645
Development loans with participation feature		—	—
Renewable credit facility	—	—	—
Obligations under leases	1,890	1,900	12,281
Accrued interests	3	3	1
Other financial loans and borrowings	24	7	7
Bank overdrafts	—	—	—
TOTAL	8,812	9,104	18,165

Other loans and borrowings - Current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Refundable and conditional advances	178	—	—
Bank loans	1,209	1,319	1,105
Development loans with participation feature	—	—	—
Renewable credit facility	—	—	—
Obligations under leases	420	520	2,112
Accrued interests	3	3	1
Other financial loans and borrowings	24	7	7
Bank overdrafts	—	—	—
TOTAL	1,834	1,848	3,226

Other loans and borrowings - Non current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	2,279	2,645	1,540
Development loans with participation feature	—	—	—
Renewable credit facility	—	—	—
Obligations under leases	1,469	1,381	10,169
Accrued interests	—	—	—
Other financial loans and borrowings	—	—	—
Bank overdrafts	—	—	—
TOTAL	6,978	7,255	14,939

Summary of Refundable and Conditional Advances	The following table summarizes advances outstanding at December 31, 2019, 2018 and 2017

		Total				Net book
Refundable and conditional advances - general overview	Grant	amount			Effects of	value
(in € thousands)	date	allocated	Receipts	Repayments	discounting	12/31/2019
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

						Net book
		Total				value as of
Refundable and conditional advances—general overview		amount			Effects of	December 31,
(in thousands of euros)	Grant date	allocated	Receipts	Repayments	discounting	2018
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

12.	LOANS AND BORROWINGS (continued)

						Net book
Refundable and conditional		Total				value as of
advances—general overview		amount			Effects of	December 31,
(in € thousands)	Grant date	allocated	Receipts	Repayments	discounting	2017
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
BPI FRANCE—ADVANCE N°1—OLNORME II—1	11/24/2010	250	200	(134)	(2)	64
BPI FRANCE—ADVANCE N°2—OLNORME II—2	11/24/2010	250	200	(134)	(2)	64
BPI FRANCE—ADVANCE N°3—OLNORME II—3	11/24/2010	200	160	(108)	(2)	51
Research of pharmaceutical entities in plant extracts for the treatment of inflammatory diseases
TOTAL						3,407

Summary of Bank Loans

Bank loans are primarily used to finance research and laboratory equipment. Bank loans consisted of the following as of December 31, 2017:

				Available		Outstanding
				as of		as of
Bank loans	Loan	Facility	Interest	December 31,		December 31,
(in € thousands)	date	size	rate	2017	Installments	2017
CIC 5	July 2017	1,000	0.69%	500	60 monthly	451
CDN 4	June 2017	600	0.36%	—	48 monthly	525
BNP 4	April 2017	800	0.87%	800	60 monthly	—
CIC 4	December 2016	264.6	0.69%	—	60 monthly	217
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	945
NEUFLIZE 2	June 2016	500	1.10%	—	12 quarterly	252
BNP 2	June 2016	500	0.80%	—	20 quarterly	377
CDN 3	April 2016	500	0.72%	—	60 monthly	335
CIC 3	March 2015	500	0.85%	—	16 quarterly	158
BNP	December 2014	500	2.00%	—	20 quarterly	205
Other						23
TOTAL						3,488

Bank loans consisted of the following as of December 31, 2018:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2018/12/31	Installments	2018/12/31
CDN 5	November 2018	500	0.46%	—	48 monthly	490
CIC 5	July 2017	1000	0.69%	0	60 monthly	753
CDN 4	June 2017	600	0.36%	0	48 monthly	376
BNP 4	April 2017	800	0.87%	0	60 monthly	695
CIC 4	December 2016	265	0.69%	—	60 monthly	164
BNP 3	October 2016	1050	0.80%	0	20 quarterly	735
NEUFLIZE 2	June 2016	500	1.10%	0	12 quarterly	84
BNP 2	June 2016	500	0.80%	0	20 quarterly	277
CDN 3	April 2016	500	0.72%	—	60 monthly	236
CIC 3	March 2015	500	0.85%	0	16 quarterly	32
BNP	December 2014	500	2.00%	0	20 quarterly	103
Other						19
TOTAL						3,964

12.	LOANS AND BORROWINGS (continued)

Bank loans consisted of the following as of December 31, 2019:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2019/12/31	Installments	2019/12/31
CDN 5	November 2018	500	0.46%	—	48 monthly	365
CIC 5	July 2017	1000	0.69%	0	60 monthly	554
CDN 4	June 2017	600	0.36%	0	48 monthly	226
BNP 4	April 2017	800	0.87%	0	60 monthly	537
CIC 4	December 2016	265	0.69%	—	60 monthly	111
BNP 3	October 2016	1050	0.80%	0	20 quarterly	525
NEUFLIZE 2	June 2016	500	1.10%	0	12 quarterly	0
BNP 2	June 2016	500	0.80%	0	20 quarterly	177
CDN 3	April 2016	500	0.72%	—	60 monthly	135
CIC 3	March 2015	500	0.85%	0	16 quarterly	0
BNP	December 2014	500	2.00%	0	20 quarterly	0
Other						14
TOTAL						2,645

Summary of Maturities of Financial Liabilities
Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2019/12/31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	165,454	1,312	—	164,142	—	—	—
Bank loans	2,645	1,105	942	544	54	—	—
Development loans with participation feature	—	—	—	—	—	—	—
Renewable credit facility	—	—	—	—	—	—	—
Leases	12,281	2,112	2,118	1,575	1,151	1,103	4,223
Accrued interests	1	1	—	—	—	—	—
Other financial loans and borrowings	7	7	—	—	—	—	—
Bank overdrafts	—	—	—	—	—	—	—
TOTAL - Other loans and borrowings	180,390	4,539	3,060	166,260	1,205	1,103	4,223
TOTAL	183,619	4,539	3,060	166,260	1,205	1,103	7,452

The convertible bond results in the payment of yearly interest of €6,300 and a reimbursement at par in October 2022. The nominal amount of the convertible loan of €180 million  is due in less than 3 years.